Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Major related parties and relationships with Group
Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya	Chief operating official of the Group

Amounts due from and due to related parties
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	58,524	73,113	12,078
Due from Phoenix TV Group	5,057	52,042	8,597
Staff advance	230	3	—
Total	63,811	125,158	20,675
Amounts due to related parties:
Due to CMCC	1,806	248	41
Due to Phoenix TV Group	—	20,786	3,434
Total	1,806	21,034	3,475

Entities within non US listed part of Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Contents provided by Phoenix TV Group	(4,923)	(3,153)	(3,477)	(574)
Data line services provided by Phoenix TV Group	(367)	(375)	(392)	(65)
Advertising and promotion expenses charged by Phoenix TV Group	(663)	(916)	(1,040)	(172)
Technical support provided by Phoenix TV Group	(533)	—	—	—
Corporate administrative expenses charged by Phoenix TV Group	(1,139)	(646)	(404)	(67)
Advertising revenues earned from Phoenix TV Group and its customers	21,619	29,754	28,911	4,775
Paid service revenues earned from Phoenix TV Group	2,400	—	—	—

CMCC [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	4,582	5,684	16,216	2,679
Paid service revenues earned from and through CMCC	442,696	429,125	413,407	68,290
Revenue sharing fees and bandwidth costs to CMCC	(68,543)	(63,953)	(72,622)	(11,996)